Loss per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option
Loss per share
Antidilutive securities excluded from computation of diluted net loss per share	123,711,905	76,965,197	64,117,791
Preferred shares
Loss per share
Antidilutive securities excluded from computation of diluted net loss per share	0	3,945,881,532	3,837,917,495